Remuneration System for the Management Board and Employees of the Group - 2019 Stock Option Plan - Additional Information (Detail) - EUR (€)			12 Months Ended
	Oct. 01, 2019	Apr. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense			€ 8,955,000	€ 6,654,000	€ 5,585,000
2019 stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			April 1, 2019
Description of vesting requirements for share-based payment arrangement			The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Exercise price of share options granted	€ 106.16	€ 87.86
Share based payment expense			€ 1,570,241	€ 1,718,087
Share based compensation vesting period			4 years
Performance period to issue total number of shares		4 years